Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of Denali Sourcing Services Inc. (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Jan. 20, 2017
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 121,304	$ 130,811
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 1,204
Trade receivables			2,799
Unbilled revenue			1,258
Prepayments and other current assets			95
Property and equipment			53
Deferred tax asset			18
Non-current assets			27
Current liabilities			(3,781)
Short-term line of credit			(475)
Non-current liabilities			(343)
Deferred tax liability			(5,020)
Net assets acquired			9,126
Less: Purchase consideration			38,668
Goodwill on acquisition			29,542
Denali Sourcing Services Inc. [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			3
Denali Sourcing Services Inc. [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			3,025
Denali Sourcing Services Inc. [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			8,000
Denali Sourcing Services Inc. [member] | Trade names [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			545
Denali Sourcing Services Inc. [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 1,718